DEFERRED CHARGES (Schedule of Estimated Aggregate Amortization Expense) (Details)	Jul. 31, 2020 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2021	$ 377,689
2022	353,142
2023	338,381
2024	307,765
2025	$ 271,905